September 30, 2003

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:          Nationwide Variable Account-II of
                  Nationwide Life Insurance Company
                  SEC File No.  333-104513
                  CIK No. 0000356514

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-II (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 2 to the Registration Statement for the Company and the Variable Account which will become effective October 1, 2003.

Please contact the undersigned at (614) 249-8782 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/JAMIE RUFF CASTO
Jamie Ruff Casto
Variable Products Securities Counsel